Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MainGate Trust
Entity Central Index Key	0001505064
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class A
Trading Symbol	AMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$208	1.72%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (A) returned 41.29% for the 12 months ended November 30, 2024.
• The MainGate MLP Fund (A) outperformed its primary benchmark, the S&P 500 TR Index, by 740 basis points for the 12 months ended November 30, 2024.
• The MainGate MLP Fund (A) outperformed its secondary benchmark, the Alerian MLP Total Return Index, by 1,016 basis points for the 12 months ended November 30, 2024.
• Performance reflected good, consistent earnings reports which showed high levels of free cash flow and debt to earnings before interest, taxes, depreciation and amortization (EBITDA) leverage metrics that remain consistently low.
• We focused on companies that have communicated capital allocation priorities clearly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	41.29	21.33	4.73
Class A (with sales charge)	33.15	19.92	4.11
S&P 500 TR	33.89	15.77	13.35
Alerian MLP Total Return Index	31.13	19.23	3.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.

Net Assets	$ 933,310,871
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 9,969,728
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$933,310,871
Number of Holdings	18
Net Advisory Fee	$9,969,728
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Energy Transfer, L.P.	13.70%
ONEOK, Inc.	12.30%
MPLX, L.P.	12.20%
Targa Resources Corp.	12.10%
Western Midstream Partners, L.P.	11.60%
Enterprise Products Partners, L.P.	7.60%
EnLink Midstream, LLC	6.20%
Plains GP Holdings, L.P.	5.10%
Williams Companies, Inc.	4.30%
Cheniere Energy, Inc.	4.10%

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature
Class C
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class C
Trading Symbol	MLCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$297	2.47%

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	2.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (C) returned 40.15% for the 12 months ended November 30, 2024.
• The MainGate MLP Fund (C) outperformed its primary benchmark, the S&P 500 TR Index, by 626 basis points for the 12 months ended November 30, 2024.
• The MainGate MLP Fund (C) outperformed its secondary benchmark, the Alerian MLP Total Return Index, by 902 basis points for the 12 months ended November 30, 2024.
• Performance reflected good, consistent earnings reports which showed high levels of free cash flow and debt to earnings before interest, taxes, depreciation and amortization (EBITDA) leverage metrics that remain consistently low.
• We focused on companies that have communicated capital allocation priorities clearly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	40.15	20.39	3.93
Class C (with sales charge)	39.15	20.39	3.93
S&P 500 TR	33.89	15.77	13.35
Alerian MLP Total Return Index	31.13	19.23	3.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.

Net Assets	$ 933,310,871
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 9,969,728
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$933,310,871
Number of Holdings	18
Net Advisory Fee	$9,969,728
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Energy Transfer, L.P.	13.70%
ONEOK, Inc.	12.30%
MPLX, L.P.	12.20%
Targa Resources Corp.	12.10%
Western Midstream Partners, L.P.	11.60%
Enterprise Products Partners, L.P.	7.60%
EnLink Midstream, LLC	6.20%
Plains GP Holdings, L.P.	5.10%
Williams Companies, Inc.	4.30%
Cheniere Energy, Inc.	4.10%

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature
Class I
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class I
Trading Symbol	IMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$178	1.47%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (I) returned 41.62% for the 12 months ended November 30, 2024.
• The MainGate MLP Fund (I) outperformed its primary benchmark, the S&P 500 TR Index, by 773 basis points for the 12 months ended November 30, 2024.
• The MainGate MLP Fund (I) outperformed its secondary benchmark, the Alerian MLP Total Return Index, by 1,049 basis points for the 12 months ended November 30, 2024.
• Performance reflected good, consistent earnings reports which showed high levels of free cash flow and debt to earnings before interest, taxes, depreciation and amortization (EBITDA) leverage metrics that remain consistently low.
• We focused on companies that have communicated capital allocation priorities clearly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	41.62	21.61	4.98
S&P 500 TR	33.89	15.77	13.35
Alerian MLP Total Return Index	31.13	19.23	3.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.

Net Assets	$ 933,310,871
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 9,969,728
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$933,310,871
Number of Holdings	18
Net Advisory Fee	$9,969,728
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Energy Transfer, L.P.	13.70%
ONEOK, Inc.	12.30%
MPLX, L.P.	12.20%
Targa Resources Corp.	12.10%
Western Midstream Partners, L.P.	11.60%
Enterprise Products Partners, L.P.	7.60%
EnLink Midstream, LLC	6.20%
Plains GP Holdings, L.P.	5.10%
Williams Companies, Inc.	4.30%
Cheniere Energy, Inc.	4.10%

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature